Assets pledged, collateral received and assets transferred - Carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 188,668	£ 179,162
Loans and advances [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	39,354	42,683
Trading portfolio assets [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	65,532	63,143
Financial assets at fair value through the income statement [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	10,104	7,450
Financial assets at fair value through other comprehensive income [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	9,278	10,354
Cash collateral and settlement balances [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 64,400	£ 55,532